Debt Securities Held-to-maturity - Allowance for credit loss on held to maturity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt securities held to maturity allowance for credit loss
Beginning balance	$ 0
Ending balance	10,261
Obligations of Puerto Rico, States and political subdivisions
Debt securities held to maturity allowance for credit loss
Beginning balance	0
Impact of adopting ASC 326	12,654
Provision for credit loss expense (reversal of provision)	(2,393)
Debt securities held to maturity Allowance for Credit Loss Write off	0
Recoveries	0
Ending balance	$ 10,261